SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)	1 Months Ended			6 Months Ended	10 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Oct. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Number of shares, Granted	495,000	495,000	495,000		495,000
Weighted Average Grant Date Fair Value - Forfeited					$ 2.99
Number of shares, Vested				(6,666)	(6,667)
Weighted Average Grant Date Fair Value - Vested				$ 3.50	$ 3.50
Number of shares, Forfeited					(200,000)
Weighted Average Grant Date Fair Value - Forfeited					$ 3.50
Number of shares, Unvested				281,667	288,333
Weighted Average Grant Date Fair Value - Unvested				$ 2.62	$ 2.62
Aggregate intrinsic value					$ 7,998,367
Number of shares, Granted				288,333
Weighted Average Grant Date Fair Value - Unvested				$ 2.62